Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.7%
Americanas SA(a)	104,415	$563,135
Atacadao SA	113,138	308,512
B3 SA - Brasil, Bolsa, Balcao	1,396,450	2,759,689
Banco Bradesco SA	331,065	1,002,290
Banco do Brasil SA	198,884	1,126,403
Banco Santander Brasil SA	93,312	547,073
CCR SA	275,557	603,379
Cosan SA	233,384	882,167
Energisa SA	45,741	370,120
Equatorial Energia SA	211,185	847,843
Klabin SA	165,413	702,333
Localiza Rent a Car SA	139,868	1,271,584
Lojas Renner SA	222,825	1,127,630
Natura & Co. Holding SA(a)	202,252	960,201
Notre Dame Intermedica Participacoes SA	117,976	1,289,754
Raia Drogasil SA	236,159	940,124
Rede D'Or Sao Luiz SA(b)	91,351	815,226
Rumo SA(a)	293,154	916,196
Telefonica Brasil SA	117,546	1,051,502
TIM SA	189,623	465,469
TOTVS SA	112,920	636,523
Ultrapar Participacoes SA	161,264	413,928
Via S/A(a)	292,141	294,643
WEG SA	383,156	2,196,629
		22,092,353
Chile — 0.3%
Empresas CMPC SA	254,913	412,852
Empresas COPEC SA	88,027	649,317
Enel Americas SA	5,000,463	644,302
Falabella SA	169,909	525,720
		2,232,191
China — 33.0%
360 Security Technology Inc., Class A(a)	87,600	164,444
3SBio Inc.(a)(b)	300,000	256,604
51job Inc., ADR(a)	7,123	410,997
AAC Technologies Holdings Inc.	163,500	714,113
Air China Ltd., Class A(a)	84,200	105,008
Air China Ltd., Class H(a)	430,000	270,542
Alibaba Group Holding Ltd.(a)	2,174,616	34,723,602
Alibaba Health Information Technology Ltd.(a)	912,000	838,815
A-Living Smart City Services Co. Ltd., Class A(b)	129,750	304,832
Angel Yeast Co. Ltd., Class A	11,700	103,030
BBMG Corp., Class A	136,100	57,461
Beijing Capital International Airport Co. Ltd., Class H(a)	422,000	244,954
Beijing Enterprises Water Group Ltd.(c)	1,018,000	378,675
BOC Aviation Ltd.(b)	48,600	342,288
BYD Co. Ltd., Class A	24,500	1,174,567
BYD Co. Ltd., Class H	179,000	7,040,711
By-Health Co. Ltd., Class A	24,100	89,339
CanSino Biologics Inc., Class A	1,769	77,801
CanSino Biologics Inc., Class H(a)(b)	18,200	399,583
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,565	121,977
China Communications Services Corp. Ltd., Class H	540,000	257,072
China Conch Venture Holdings Ltd.	374,500	1,830,527
China Construction Bank Corp., Class A	128,300	115,782
China Construction Bank Corp., Class H	21,884,000	14,259,747
China Eastern Airlines Corp. Ltd., Class A(a)	130,700	95,543
Security	Shares	Value

China (continued)
China Education Group Holdings Ltd.	179,000	$329,275
China Everbright Environment Group Ltd.	830,000	548,987
China Feihe Ltd.(b)	806,000	1,078,202
China Gas Holdings Ltd.	696,600	1,256,745
China Jinmao Holdings Group Ltd.	1,326,000	404,596
China Jushi Co. Ltd., Class A	51,378	140,446
China Lesso Group Holdings Ltd.	240,000	348,534
China Medical System Holdings Ltd.	304,000	497,889
China Mengniu Dairy Co. Ltd.	719,000	4,029,703
China Merchants Bank Co. Ltd., Class H	888,000	6,879,277
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	109,500	196,929
China Molybdenum Co. Ltd., Class A	235,900	218,323
China Molybdenum Co. Ltd., Class H	783,000	480,361
China National Medicines Corp. Ltd., Class A	11,400	55,294
China Overseas Land & Investment Ltd.	863,500	1,985,148
China Resources Gas Group Ltd.	208,000	1,076,276
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,300	50,998
China Southern Airlines Co. Ltd., Class A(a)	158,500	151,840
China Southern Airlines Co. Ltd., Class H(a)	388,000	214,258
China Tourism Group Duty Free Corp. Ltd., Class A	26,800	865,977
China Vanke Co. Ltd., Class A	132,800	380,017
China Vanke Co. Ltd., Class H	384,500	872,301
Chongqing Changan Automobile Co. Ltd., Class A	66,480	180,941
CIFI Ever Sunshine Services Group Ltd.	182,000	306,209
CIFI Holdings Group Co. Ltd.	770,000	419,659
CITIC Ltd.	1,315,000	1,184,520
Contemporary Amperex Technology Co. Ltd., Class A	31,900	3,405,162
Country Garden Services Holdings Co. Ltd.	403,000	2,443,251
CSPC Pharmaceutical Group Ltd.	2,049,360	2,124,690
Dali Foods Group Co. Ltd.(b)	449,000	236,073
Dongfeng Motor Group Co. Ltd., Class H	614,000	569,995
ENN Energy Holdings Ltd.	180,100	3,372,039
ENN Natural Gas Co. Ltd., Class A	33,000	101,092
Eve Energy Co. Ltd., Class A	26,032	597,035
Fosun International Ltd.	571,500	623,695
Fu Jian Anjoy Foods Co. Ltd., Class A	3,400	92,814
Fuyao Glass Industry Group Co. Ltd., Class A	29,300	213,253
Fuyao Glass Industry Group Co. Ltd., Class H(b)	134,800	739,807
Ganfeng Lithium Co. Ltd., Class A	15,300	407,091
Ganfeng Lithium Co. Ltd., Class H(b)	60,200	1,163,504
Geely Automobile Holdings Ltd.	1,344,000	3,969,390
GEM Co. Ltd., Class A	62,900	111,759
Genscript Biotech Corp.(a)	262,000	1,376,676
GoerTek Inc., Class A	45,000	366,788
Gotion High-tech Co. Ltd., Class A(a)	18,700	195,539
Great Wall Motor Co. Ltd., Class A	31,700	297,629
Great Wall Motor Co. Ltd., Class H	703,500	2,923,133
Greenland Holdings Corp. Ltd., Class A	113,045	72,750
Greentown Service Group Co. Ltd.	342,000	328,053
Guangzhou Automobile Group Co. Ltd., Class H	666,000	679,284
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,900	87,167
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,500	111,921
Guangzhou R&F Properties Co. Ltd., Class H(c)	367,200	198,743
Hangzhou Robam Appliances Co. Ltd., Class A	12,700	62,638
Hansoh Pharmaceutical Group Co. Ltd.(b)	268,000	549,341
HengTen Networks Group Ltd.(a)(c)	636,000	267,772
Hopson Development Holdings Ltd.	163,790	396,324

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huaxia Bank Co. Ltd., Class A	171,100	$151,328
Industrial Bank Co. Ltd., Class A	282,500	796,805
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	83,400	512,567
Jafron Biomedical Co. Ltd., Class A	11,800	95,090
Jiangsu Zhongtian Technology Co. Ltd., Class A	35,000	102,144
Jinke Properties Group Co. Ltd., Class A	80,500	51,967
Jinxin Fertility Group Ltd.(a)(b)	292,000	405,760
Kingdee International Software Group Co. Ltd.(a)	596,000	1,788,805
Kuang-Chi Technologies Co. Ltd., Class A(a)	29,600	107,725
Kunlun Energy Co. Ltd.	878,000	826,432
KWG Group Holdings Ltd.	274,000	203,184
Lee & Man Paper Manufacturing Ltd.	311,000	213,454
Lenovo Group Ltd.	1,628,000	1,667,087
Li Auto Inc., ADR(a)	125,480	4,447,011
Li Ning Co. Ltd.	511,000	5,779,711
Liaoning Cheng Da Co. Ltd., Class A	18,900	54,805
Logan Group Co. Ltd.	328,000	316,727
Longfor Group Holdings Ltd.(b)	415,000	1,969,908
Meituan, Class B(a)(b)	930,200	28,272,769
Microport Scientific Corp.	142,400	591,838
Ming Yang Smart Energy Group Ltd., Class A	24,100	120,957
Minth Group Ltd.	172,000	798,826
NARI Technology Co. Ltd., Class A	60	390
NIO Inc., ADR(a)	309,896	12,126,230
Offshore Oil Engineering Co. Ltd., Class A	80,500	54,255
Ovctek China Inc., Class A	11,960	107,884
Pharmaron Beijing Co. Ltd., Class A	9,300	265,354
Pharmaron Beijing Co. Ltd., Class H(b)	29,800	614,814
Ping An Insurance Group Co. of China Ltd., Class A	149,900	1,134,440
Ping An Insurance Group Co. of China Ltd., Class H	1,439,000	9,975,496
Poly Developments and Holdings Group Co. Ltd., Class A	164,100	356,863
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	572,000	804,848
Shanghai Electric Group Co. Ltd., Class A	156,700	118,881
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	28,000	245,757
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	110,500	570,955
Shanghai M&G Stationery Inc., Class A	12,700	111,783
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,100	75,468
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	172,200	313,976
Shenzhen Inovance Technology Co. Ltd., Class A	36,250	374,828
Shenzhen International Holdings Ltd.	281,000	306,488
Shenzhen Overseas Chinese Town Co. Ltd., Class A	109,700	101,645
Shenzhou International Group Holdings Ltd.	188,100	3,532,113
Shimao Group Holdings Ltd.	283,000	326,153
Sinotrans Ltd., Class A	52,800	36,480
Sinotruk Hong Kong Ltd.	159,000	235,295
Skshu Paint Co. Ltd., Class A	4,900	91,551
Sungrow Power Supply Co. Ltd., Class A	19,700	499,522
Suning.com Co. Ltd., Class A(a)	145,000	87,686
TCL Technology Group Corp., Class A	188,400	181,455
Tencent Holdings Ltd.	683,500	39,861,075
Tongcheng-Elong Holdings Ltd.(a)	230,800	475,304
Topchoice Medical Corp., Class A(a)	4,500	140,222
Topsports International Holdings Ltd.(b)	350,000	406,971
Transfar Zhilian Co. Ltd., Class A	42,800	61,178
Uni-President China Holdings Ltd.	304,000	298,254
Unisplendour Corp. Ltd., Class A	40,800	165,422
Vinda International Holdings Ltd.(c)	79,000	213,760
Vipshop Holdings Ltd., ADR(a)	103,173	1,008,000
Want Want China Holdings Ltd.	1,096,000	925,145
Security	Shares	Value

China (continued)
Wuchan Zhongda Group Co. Ltd., Class A	61,400	$58,444
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	30,300	111,990
WuXi AppTec Co. Ltd., Class A	34,592	782,883
WuXi AppTec Co. Ltd., Class H(b)	80,060	1,773,739
Wuxi Biologics Cayman Inc., New(a)(b)	820,000	11,061,622
Xiamen Intretech Inc., Class A	10,075	53,076
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	47,800	137,593
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	178,800	391,883
Xinyi Solar Holdings Ltd.	1,112,000	2,044,842
XPeng Inc., ADR(a)(c).	88,370	4,860,350
Yadea Group Holdings Ltd.(b)	270,000	482,545
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,800	78,181
Yum China Holdings Inc.	96,054	4,812,305
Yunnan Baiyao Group Co. Ltd., Class A	17,600	244,371
Yutong Bus Co. Ltd., Class A	26,300	45,606
Zhejiang Chint Electrics Co. Ltd., Class A	30,200	245,378
Zhejiang Expressway Co. Ltd., Class H	324,000	305,386
Zhejiang Huayou Cobalt Co. Ltd., Class A	15,700	320,793
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,400	126,160
Zhejiang Weixing New Building Materials Co. Ltd., Class A	20,900	60,823
Zhongsheng Group Holdings Ltd.	135,000	1,105,761
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	107,600	118,438
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	300,800	197,058
		271,515,195
Czech Republic — 0.1%
Komercni Banka AS	17,469	667,157
Moneta Money Bank AS(a)(b)	84,976	362,034
		1,029,191
Egypt — 0.2%
Commercial International Bank Egypt SAE(a)	380,204	1,237,592
Greece — 0.2%
Eurobank Ergasias Services and Holdings SA, Class A(a)	576,390	570,457
Hellenic Telecommunications Organization SA	51,952	897,536
		1,467,993
Hong Kong — 0.3%
Hutchmed China Ltd., ADR(a)	19,778	669,683
Sino Biopharmaceutical Ltd.	2,343,500	1,713,200
		2,382,883
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	93,041	699,222
OTP Bank Nyrt(a)	51,093	2,821,162
		3,520,384
India — 14.0%
Adani Green Energy Ltd.(a)	88,285	1,519,416
Adani Total Gas Ltd.	62,051	1,320,945
Asian Paints Ltd.	87,158	3,647,243
Axis Bank Ltd.(a)	515,976	4,493,460
Bajaj Auto Ltd.	15,640	675,145
Bandhan Bank Ltd.(b)	144,086	521,268
Berger Paints India Ltd.	54,952	549,646
Bharat Petroleum Corp. Ltd.	197,905	973,478
Biocon Ltd.(a)	97,443	467,669

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Britannia Industries Ltd.	24,998	$1,180,288
Colgate-Palmolive India Ltd.	27,654	527,564
Dabur India Ltd.	139,954	1,107,916
DLF Ltd.	139,272	693,706
Eicher Motors Ltd.	31,510	991,956
Grasim Industries Ltd.	60,400	1,337,537
Havells India Ltd.	56,469	1,019,393
HCL Technologies Ltd.	246,963	3,740,590
Hero MotoCorp Ltd.	26,967	879,707
Hindalco Industries Ltd.	359,294	1,971,422
Hindustan Unilever Ltd.	186,995	5,769,976
Housing Development Finance Corp. Ltd.	390,447	13,897,146
Info Edge India Ltd.	17,431	1,346,680
Infosys Ltd.	775,163	17,631,852
Lupin Ltd.	52,630	619,153
Mahindra & Mahindra Ltd.	198,387	2,204,876
Marico Ltd.	117,193	839,911
Motherson Sumi Systems Ltd.	293,098	818,091
Nestle India Ltd.	7,733	1,969,729
PI Industries Ltd.	19,278	735,001
Piramal Enterprises Ltd.	24,397	783,747
Reliance Industries Ltd.	648,898	20,747,917
Shree Cement Ltd.	2,439	847,754
Siemens Ltd.	16,821	481,341
State Bank of India	406,085	2,484,242
Tata Consultancy Services Ltd.	210,385	9,887,512
Titan Co. Ltd.	80,724	2,550,278
Trent Ltd.	41,864	565,361
UPL Ltd.	112,173	1,019,018
Wipro Ltd.	312,067	2,630,261
		115,448,195
Indonesia — 1.2%
Aneka Tambang Tbk	2,022,400	324,636
Bank Central Asia Tbk PT	12,612,500	6,408,764
Barito Pacific Tbk PT	6,466,800	415,404
Indah Kiat Pulp & Paper Tbk PT	621,900	327,147
Kalbe Farma Tbk PT	4,909,600	548,310
Merdeka Copper Gold Tbk PT(a)	2,495,900	636,784
Tower Bersama Infrastructure Tbk PT	1,796,600	379,259
Unilever Indonesia Tbk PT	1,695,200	531,137
		9,571,441
Kuwait — 0.3%
Kuwait Finance House KSCP	1,049,162	2,745,409

Malaysia — 2.2%
AMMB Holdings Bhd(a)	419,700	314,912
Axiata Group Bhd	647,400	599,516
CIMB Group Holdings Bhd	1,464,300	1,799,185
Dialog Group Bhd	907,000	550,614
DiGi.Com Bhd	704,400	697,459
Fraser & Neave Holdings Bhd	31,000	189,279
HAP Seng Consolidated Bhd	143,900	259,680
Hartalega Holdings Bhd	392,500	604,850
IHH Healthcare Bhd	399,600	624,331
Kossan Rubber Industries Bhd	9,700	4,952
Kuala Lumpur Kepong Bhd	98,900	494,089
Malayan Banking Bhd	1,061,900	2,011,622
Malaysia Airports Holdings Bhd(a)	254,563	346,348
Maxis Bhd	546,500	605,848
MISC Bhd	303,000	477,637
Security	Shares	Value

Malaysia (continued)
Nestle Malaysia Bhd	15,500	$491,385
Petronas Dagangan Bhd	70,000	330,761
Petronas Gas Bhd	176,600	705,310
PPB Group Bhd	141,600	599,148
Press Metal Aluminium Holdings Bhd	728,300	925,182
Public Bank Bhd	3,315,000	3,101,294
QL Resources Bhd	249,000	269,013
RHB Bank Bhd	404,700	507,118
Sime Darby Bhd	620,200	322,507
Supermax Corp. Bhd	14,500	6,473
Telekom Malaysia Bhd	261,200	344,980
Top Glove Corp. Bhd	1,202,700	836,735
Westports Holdings Bhd	234,800	225,796
		18,246,024
Mexico — 1.5%
Arca Continental SAB de CV	105,500	643,406
Cemex SAB de CV, NVS(a)	3,412,176	2,116,448
Coca-Cola Femsa SAB de CV	118,900	583,951
Fomento Economico Mexicano SAB de CV	443,100	3,150,314
Gruma SAB de CV, Class B	50,170	608,123
Grupo Bimbo SAB de CV, Series A	355,800	932,871
Grupo Financiero Banorte SAB de CV, Class O	591,200	3,532,725
Industrias Penoles SAB de CV	32,590	399,561
Kimberly-Clark de Mexico SAB de CV, Class A	358,400	562,776
Telesites SAB de CV	233,300	206,507
		12,736,682
Philippines — 0.8%
Ayala Land Inc.	1,843,100	1,259,380
Bank of the Philippine Islands	410,010	741,594
Globe Telecom Inc.	6,240	406,464
GT Capital Holdings Inc.	21,060	237,608
JG Summit Holdings Inc.	693,188	778,005
SM Investments Corp.	55,520	1,079,877
SM Prime Holdings Inc.	2,321,600	1,721,135
Universal Robina Corp.	203,280	536,593
		6,760,656
Poland — 1.1%
Bank Polska Kasa Opieki SA	41,531	1,199,296
CD Projekt SA	15,717	699,367
Cyfrowy Polsat SA	66,296	566,241
KGHM Polska Miedz SA	31,617	1,085,428
Orange Polska SA(a)	148,378	308,338
Polski Koncern Naftowy ORLEN SA	68,496	1,196,000
Powszechna Kasa Oszczednosci Bank Polski SA(a)	197,992	2,092,483
Powszechny Zaklad Ubezpieczen SA	138,962	1,211,780
Santander Bank Polska SA	8,311	738,136
		9,097,069
Qatar — 0.9%
Commercial Bank PSQC (The)	471,452	842,200
Ooredoo QPSC	177,023	328,303
Qatar Fuel QSC	110,552	548,750
Qatar National Bank QPSC	1,024,081	5,415,625
		7,134,878
Russia — 3.8%
Gazprom PJSC	2,693,870	12,088,086
LUKOIL PJSC	94,644	8,338,596
Mobile TeleSystems PJSC, ADR	102,359	819,896
Moscow Exchange MICEX-RTS PJSC	330,470	675,525
Novatek PJSC, GDR(d)	20,705	4,516,800

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Novolipetsk Steel PJSC	345,386	$1,005,882
PhosAgro PJSC, GDR(d)	31,382	692,287
Polymetal International PLC	79,515	1,488,108
Polyus PJSC	7,746	1,509,890
		31,135,070
Saudi Arabia — 1.3%
Almarai Co. JSC	56,866	725,301
Bank AlBilad(a)	83,187	948,315
Dr Sulaiman Al Habib Medical Services Group Co.	12,136	530,617
Saudi Arabian Mining Co.(a)	97,536	1,858,893
Saudi Basic Industries Corp.	204,453	5,875,813
Savola Group (The)	59,211	490,244
		10,429,183
South Africa — 5.4%
Absa Group Ltd.	162,626	1,365,476
Anglo American Platinum Ltd.	12,214	1,295,572
Aspen Pharmacare Holdings Ltd.	89,393	1,337,156
Bid Corp. Ltd.	75,789	1,453,262
Bidvest Group Ltd. (The)	67,004	761,668
Capitec Bank Holdings Ltd.	18,491	2,119,402
Clicks Group Ltd.	56,849	1,013,310
Discovery Ltd.(a)	97,918	820,529
FirstRand Ltd.	1,149,476	4,019,840
Gold Fields Ltd.	200,784	2,311,022
Growthpoint Properties Ltd.	772,019	648,001
Impala Platinum Holdings Ltd.	186,184	2,331,839
Kumba Iron Ore Ltd.	14,435	408,668
MTN Group Ltd.(a)	386,082	3,894,482
MultiChoice Group	84,785	655,731
Naspers Ltd., Class N	49,553	7,658,797
Nedbank Group Ltd.	104,100	1,081,121
NEPI Rockcastle PLC	96,579	599,027
Northam Platinum Holdings Ltd.(a)	80,693	1,127,216
Old Mutual Ltd.	1,062,079	811,333
Remgro Ltd.	119,046	939,494
Sanlam Ltd.	434,581	1,513,724
Shoprite Holdings Ltd.	113,438	1,406,189
SPAR Group Ltd. (The)	43,493	444,638
Standard Bank Group Ltd.	295,298	2,398,589
Vodacom Group Ltd.	145,322	1,219,864
Woolworths Holdings Ltd.	224,977	727,166
		44,363,116
South Korea — 7.9%
Amorepacific Corp.	7,259	959,029
AMOREPACIFIC Group	6,690	232,223
BGF retail Co. Ltd.	1,869	228,342
Celltrion Healthcare Co. Ltd.(a)	19,227	1,308,868
CJ CheilJedang Corp.	1,849	551,079
CJ Corp.	3,407	229,334
CJ Logistics Corp.(a)	2,083	217,318
Coway Co. Ltd.	12,462	711,033
Doosan Bobcat Inc.(a)	11,050	336,379
GS Engineering & Construction Corp.	14,811	457,182
GS Holdings Corp.	10,344	325,826
Hankook Tire & Technology Co. Ltd.	16,843	546,101
Hanon Systems	42,367	461,266
Hanwha Solutions Corp.(a)	27,832	775,632
Hyundai Engineering & Construction Co. Ltd.	18,187	675,707
Hyundai Glovis Co. Ltd.	4,241	519,021
Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Holdings Co. Ltd.	10,711	$477,091
Kakao Corp.	70,832	7,246,817
KB Financial Group Inc.	89,876	3,994,350
Korean Air Lines Co. Ltd.(a)	39,748	883,356
LG Chem Ltd.	10,420	6,103,950
LG Corp.	19,543	1,293,292
LG Display Co. Ltd.(a)	52,392	876,274
LG Electronics Inc.	24,247	2,360,021
LG Household & Health Care Ltd.	2,137	1,895,181
Lotte Chemical Corp.	3,969	672,436
NAVER Corp.	28,039	8,951,506
POSCO Chemical Co. Ltd.	6,997	928,871
Samsung Electro-Mechanics Co. Ltd.	12,805	1,793,167
Samsung Engineering Co. Ltd.(a).	35,786	624,861
Samsung Fire & Marine Insurance Co. Ltd.	6,943	1,181,268
Samsung SDI Co. Ltd.	12,514	7,230,612
Samsung SDS Co. Ltd.	7,880	946,929
Shinhan Financial Group Co. Ltd.	99,900	2,905,224
SK Biopharmaceuticals Co. Ltd.(a)	6,149	493,731
SK Inc.	9,602	2,091,053
SK Innovation Co. Ltd.(a).	11,612	1,899,712
SK Square Co. Ltd.(a)	4,014	229,777
SK Telecom Co. Ltd.	6,210	284,350
SKC Co. Ltd.	4,816	797,616
Yuhan Corp.	11,374	553,741
		65,249,526
Taiwan — 16.4%
Acer Inc.	651,000	647,019
ASE Technology Holding Co. Ltd.	748,000	2,726,647
AU Optronics Corp.	1,876,000	1,351,434
Cathay Financial Holding Co. Ltd.	1,783,000	3,830,568
Chailease Holding Co. Ltd.	297,502	2,632,002
Cheng Shin Rubber Industry Co. Ltd.	408,000	490,554
China Steel Corp.	2,688,000	3,136,019
Chunghwa Telecom Co. Ltd.	864,000	3,475,922
Compal Electronics Inc.	968,000	803,777
CTBC Financial Holding Co. Ltd.	4,211,000	3,686,408
Delta Electronics Inc.	444,000	4,081,655
E.Sun Financial Holding Co. Ltd.	2,735,140	2,643,471
Eclat Textile Co. Ltd.	45,000	936,816
Evergreen Marine Corp. Taiwan Ltd.	578,000	2,560,069
Far Eastern New Century Corp.	661,000	661,037
Far EasTone Telecommunications Co. Ltd.	368,000	813,786
Feng TAY Enterprise Co. Ltd.	101,000	736,731
First Financial Holding Co. Ltd.	2,361,324	1,961,127
Fubon Financial Holding Co. Ltd.	1,721,800	4,513,000
Hiwin Technologies Corp.	61,449	628,540
Hotai Motor Co. Ltd.	69,000	1,502,454
Hua Nan Financial Holdings Co. Ltd.	1,930,579	1,400,242
Innolux Corp.	2,149,000	1,340,928
Inventec Corp.	621,000	573,526
Lite-On Technology Corp.	475,000	1,026,963
MediaTek Inc.	344,000	12,470,215
Mega Financial Holding Co. Ltd.	2,469,000	3,034,044
Nan Ya Plastics Corp.	1,174,000	3,478,277
Nien Made Enterprise Co. Ltd.	36,000	490,412
Oneness Biotech Co. Ltd.(a)	51,000	545,685
President Chain Store Corp.	131,000	1,267,657
Ruentex Development Co. Ltd.	264,600	608,537
Shanghai Commercial & Savings Bank Ltd. (The)	823,000	1,369,053

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	2,294,000	$1,258,656
Taishin Financial Holding Co. Ltd.	2,355,151	1,572,637
Taiwan Cement Corp.	1,184,000	1,954,532
Taiwan High Speed Rail Corp.	427,000	455,017
Taiwan Mobile Co. Ltd.	371,000	1,293,563
Taiwan Semiconductor Manufacturing Co. Ltd.	1,977,000	42,048,173
Uni-President Enterprises Corp.	1,101,000	2,581,724
United Microelectronics Corp.	2,687,000	6,151,308
Wan Hai Lines Ltd.	136,400	766,269
Wistron Corp.	633,000	650,356
Yageo Corp.	84,000	1,372,126
Yang Ming Marine Transport Corp.(a)	397,000	1,630,225
Yuanta Financial Holding Co. Ltd.	2,193,720	1,863,875
		135,023,036
Thailand — 2.4%
Advanced Info Service PCL, NVDR	275,800	1,683,460
Airports of Thailand PCL, NVDR	967,200	1,712,967
Asset World Corp. PCL, NVDR(a)	1,834,800	232,070
B Grimm Power PCL, NVDR	179,600	210,153
Bangkok Dusit Medical Services PCL, NVDR	2,145,100	1,417,218
Berli Jucker PCL, NVDR	286,800	280,461
BTS Group Holdings PCL, NVDR.	1,809,700	493,385
Bumrungrad Hospital PCL, NVDR	110,400	470,142
Central Pattana PCL, NVDR	454,300	700,465
Charoen Pokphand Foods PCL, NVDR	865,400	610,043
CP ALL PCL, NVDR	1,315,500	2,278,890
Energy Absolute PCL, NVDR	343,700	834,855
Home Product Center PCL, NVDR	1,344,300	542,153
Indorama Ventures PCL, NVDR	379,300	440,394
Intouch Holdings PCL, NVDR	258,900	558,607
Land & Houses PCL, NVDR	1,794,700	443,642
Minor International PCL, NVDR(a)	705,500	569,311
Muangthai Capital PCL, NVDR	172,800	286,518
Osotspa PCL, NVDR	279,500	264,829
PTT Exploration & Production PCL, NVDR	309,600	1,036,703
PTT Global Chemical PCL, NVDR	519,800	864,372
Siam Cement PCL (The), NVDR	175,800	1,937,979
Siam Commercial Bank PCL (The), NVDR	196,500	709,385
Sri Trang Gloves Thailand PCL, NVDR	226,100	201,291
Thai Oil PCL, NVDR	258,800	355,084
Thai Union Group PCL, NVDR	667,000	389,937
True Corp. PCL, NVDR	2,705,100	361,865
		19,886,179
Turkey — 0.2%
KOC Holding AS	173,930	362,644
Turkcell Iletisim Hizmetleri AS	270,256	378,053
Turkiye Garanti Bankasi AS	536,255	447,394
Turkiye Is Bankasi AS, Class C	346,454	166,129
Turkiye Sise ve Cam Fabrikalari AS	299,848	274,914
		1,629,134
United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	628,602	1,452,839
Abu Dhabi Islamic Bank PJSC	331,199	584,294
Aldar Properties PJSC	865,313	945,835
Emirates NBD Bank PJSC	573,917	2,063,270
Emirates Telecommunications Group Co. PJSC	688,799	5,990,005
Security	Shares	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	994,922	$5,181,978
		16,218,221
Total Common Stocks — 98.6%
(Cost: $714,790,447)		811,151,601

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, NVS	1,106,328	3,918,104
Cia. Energetica de Minas Gerais, Preference Shares, NVS	247,626	578,779
Gerdau SA, Preference Shares, NVS	257,635	1,182,348
		5,679,231
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	30,851	1,942,374

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	103,405	838,629

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,789	487,583
LG Household & Health Care Ltd., Preference Shares, NVS	475	237,904
		725,487
Total Preferred Stocks — 1.1%
(Cost: $10,759,132)		9,185,721

Rights

Cayman Islands — 0.0%
CIFI Holdings Group Co. Ltd. (Expires 12/20/21)(a)	38,500	1,234

Thailand — 0.0%
Charoen Pokphand Foods PCL (Expires 12/31/21)(a)	12,362	—
CP All PCL (Expires 12/31/21)(a)	87,700	—
		—
Total Rights — 0.0%
(Cost: $0)		1,234

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 11/20/26)(a)	359,380	—
BTS Group Holdings PCL (Expires 11/07/24)(a)	179,690	2,720
		2,720
Total Warrants — 0.0%
(Cost: $0)		2,720

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	4,962,927	4,964,912

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,550,000	$3,550,000
		8,514,912

Total Short-Term Investments — 1.1%
(Cost: $8,515,330)		8,514,912

Total Investments in Securities — 100.8%
(Cost: $734,064,909)		828,856,188

Other Assets, Less Liabilities — (0.8)%		(6,241,045)

Net Assets — 100.0%		$822,615,143

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,399,372	$3,566,316	(a)	$—	$(358)	$(418)	$4,964,912	4,962,927	$10,143	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,000	1,220,000	(a)	—	—	—	3,550,000	3,550,000	57		—
					$(358)	$(418)	$8,514,912		$10,200		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	22	12/17/21	$1,334	$(66,769)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2021

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$124,069,581	$687,082,020	$—	$811,151,601
Preferred Stocks	6,517,860	2,667,861	—	9,185,721
Rights	—	1,234	—	1,234
Warrants	2,720	—	—	2,720
Money Market Funds	8,514,912	—	—	8,514,912
	$139,105,073	$689,751,115	$—	$828,856,188
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(66,769)	$—	$—	$(66,769)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company